Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Summary of Impact of Adoption on the Consolidated Balance Sheet
The following table summarizes the impact of adoption on the consolidated balance sheet as of January 1, 2021, as adjusted (in thousands):

Fair value adjustment to finance receivables	$23,584
Allowance for credit losses	55,031
Unamortized loan origination costs	(13,421)
Reserve for repurchase liability	4,241
Increase in retained earnings	$69,435